ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued wages and other employee welfare	$ 14.9	$ 21.2
Taxes payable	16.4	10.9
Pension (Note 29)	7.1	6.5
Restructuring charges (Note 4)	1.6	5.7
Accrued interest expense for bank borrowings	4.0	5.7
Accrued utility expenses		3.0
Accrued professional service fees	1.1	1.8
Accrued sales commission	0.4	1.6
Accrued freight and export related expense		1.0
Interest payable for long-term notes (Note 19)	0.9	0.6
Litigation accrual	0.2	0.2
Other accrued expenses and liabilities	34.1	22.0
Accrued expenses and other liabilities	$ 80.7	$ 80.2